LOANS (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
SCHEDULE OF COMPOSITION OF THE BALANCE OF THE GROUP’S LOANS

The following is the composition of the balance of the Group’s loans according to their nominal value:

	Interest rate (*)	As of December 31, 2021	As of December 31, 2020
Short-term bank loan – Gix Media	4.75%	-	628
Short-term loan – the Company	8%	69	50
Short-term bank loan – Gix Media	LIBOR + 3.20%	3,500	-
Short-term bank loan – Cortex	LIBOR + 3.52%	1,500	-
Long-term bank loan, including current maturity – Gix Media	LIBOR + 4.12%	5,770	-

		10,839	678

(*)	The LIBOR interest rate will continue to be published until June 2023 and then will be replaced by the Secured Overnight Financing Rate (“SOFR”).

SCHEDULE OF MATURITIES OF DEBT

Maturities of the Group’s bank loans as of December 31, 2021 are as follows:

2022	6,569	(*)
2023	1,500
2024	1,500
2025	1,270
Total	10,839

(*)	Includes a sum of $5,000 which is a renewable monthly credit line.

SCHEDULE OF FAIR VALUE DISTRIBUTION OF LIABILITY AND EQUITY COMPONENTS

The allocation of the proceeds to the fair value distribution of the liability and equity components on the transactions date was as follows:

Instrument	Fair Value	% of Fair Value	Allocated Amount
Loan	55	50.55	50
Shares	54	49.45	49
Total	109	100	99

SCHEDULE OF COMPOSITION OF SHORT TERM LOAN	The composition of short term loan balance as of the transaction is as follows:
Loan	69
Discount on short term loan	(19)
Short term loan, net	50